Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	€ 1,191,267	€ 740,870	€ 732,458
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,500,409	1,742,257	1,751,971
Change in deferred taxes, net	(27,213)	(72,672)	(122,149)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	123,235	(12,168)	(12,902)
Income from equity method investees	(181,368)	(134,875)	(121,785)
Interest expense, net	314,798	335,469	336,423
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(76,448)	(197,918)	(125,593)
Inventories	(248,658)	107,897	(13,140)
Other current and non-current assets	206,897	(227,970)	145,697
Accounts receivable from related parties	7,387	124,441	(26,251)
Accounts payable to related parties	27,214	(46,200)	(10,905)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(14,766)	201,789	119,384
Income tax liabilities	236,612	482,274	472,084
Received dividends from investments in equity method investees	139,211	100,663	219,953
Paid interest	(359,982)	(381,226)	(394,535)
Received interest	68,155	68,099	88,217
Paid income taxes	(225,751)	(444,586)	(410,126)
Net cash provided by (used in) operating activities	2,680,999	2,386,144	2,628,801
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(915,369)	(699,358)	(684,596)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(21,972)	(23,066)	(35,202)
Investments in debt securities	(87,521)	(81,501)	(102,363)
Proceeds from sale of property, plant and equipment	16,695	14,103	16,138
Proceeds from divestitures, net of cash disposed	202,140	629,749	172,201
Proceeds from sale of debt securities	83,497	75,134	89,595
Net cash provided by (used in) investing activities	(722,530)	(84,939)	(544,227)
Financing activities
Proceeds from short-term debt from unrelated parties	156,457	84,812	55,133
Repayments of short-term debt from unrelated parties	(140,805)	(540,499)	(230,771)
Proceeds from short-term debt from related parties			10,204
Repayments of short-term debt from related parties			(14,204)
Proceeds from long-term debt	1,622,553	61,513	417,877
Repayments of long-term debt	(839,585)	(834,462)	(700,663)
Repayments of lease liabilities from unrelated parties	(623,323)	(651,686)	(702,212)
Repayments of lease liabilities from related parties	(25,715)	(24,827)	(25,157)
Increase (decrease) of accounts receivable facility		(23,096)	(69,363)
Purchase of treasury stock	(585,285)
Dividends paid	(422,515)	(349,162)	(328,623)
Distributions to noncontrolling interests	(573,971)	(313,691)	(313,365)
Contributions from noncontrolling interests	28,982	21,798	42,615
Net cash provided by (used in) financing activities	(1,403,207)	(2,569,300)	(1,858,529)
Effect of exchange rate changes on cash and cash equivalents	(141,477)	26,198	(72,607)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	413,785	(241,897)	153,438
Cash and cash equivalents at beginning of period	1,185,328	1,427,225	1,273,787
Cash and cash equivalents at end of period	€ 1,599,113	1,185,328	1,427,225
Thereof: cash and cash equivalents within the disposal groups		€ 5,141	€ 23,733